Capital management (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	April 30 2021	October 31 2020
Capital (1)
CET1 capital	$70,970	$68,082
Tier 1 capital	78,139	74,005
Total capital	87,636	84,928
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$452,857	$448,821
Market risk	30,617	27,374
Operational risk	72,133	70,047
Total RWA	$555,607	$546,242
Capital ratios and Leverage ratio (1)
CET1 ratio	12.8%	12.5%
Tier 1 capital ratio	14.1%	13.5%
Total capital ratio	15.8%	15.5%
Leverage ratio	5.0%	4.8%
Leverage ratio exposure (billions)	$1,576.3	$1,552.9

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI Leverage Requirements Guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the COVID-19 pandemic. Both the CAR guideline and Leverage Requirements Guideline are based on the Basel III framework.